Liabilities For Pension Benefits - Over Funded Status (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Total	BRL 1,529,947	BRL 1,105,081
Current	753	1,744
Non-current	1,529,194	1,103,337
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Total	1,061,456	932,403
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Total	482,938	237,308
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Total	33,477	10,104
Other Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total	BRL (47,924)	BRL (74,734)